Revenue - Schedule of Revenue (Details)	12 Months Ended
	Dec. 31, 2025 MYR (RM)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 MYR (RM)	Dec. 31, 2023 MYR (RM)
Schedule of Revenue [Line Items]
Revenue	RM 120,697,610	$ 29,721,156	RM 90,344,588	RM 148,053,973
Unsatisfied performance obligation	50,355,500	12,399,778	14,606,212	22,396,400
Point in time [Member]
Schedule of Revenue [Line Items]
Revenue	6,642,090	1,635,580	22,611,383	35,386,851
Over time [Member]
Schedule of Revenue [Line Items]
Revenue	114,055,520	28,085,576	67,733,205	112,667,122
Contract Services [Member]
Schedule of Revenue [Line Items]
Revenue	74,017,065	18,226,317	61,838,681	107,896,941
Contract Services [Member] | Related Party [Member]
Schedule of Revenue [Line Items]
Revenue	40,038,455	9,859,260	5,894,524	4,770,181
Sales of goods [Member]
Schedule of Revenue [Line Items]
Revenue	6,636,090	1,634,102	22,611,383	RM 35,386,851
Sales of goods [Member] | Related Party [Member]
Schedule of Revenue [Line Items]
Revenue	RM 6,000	$ 1,477